Provisions for liabilities and charges - Roll-forward (Details) £ in Millions	6 Months Ended
Jun. 30, 2023 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 1,138
Expected credit losses impairment release	(2)
Currency translation and other movements	(24)
Charge to income statement	237
Release to income statement	(77)
Provisions utilised	(246)
Balance at end of the period	1,026
Customer redress
Provisions for liabilities and charges
Balance at beginning of the period	431
Expected credit losses impairment release	0
Currency translation and other movements	(8)
Charge to income statement	145
Release to income statement	(5)
Provisions utilised	(104)
Balance at end of the period	459
Litigation and other regulatory
Provisions for liabilities and charges
Balance at beginning of the period	240
Expected credit losses impairment release	0
Currency translation and other movements	(8)
Charge to income statement	5
Release to income statement	(33)
Provisions utilised	(63)
Balance at end of the period	141
Property
Provisions for liabilities and charges
Balance at beginning of the period	154
Expected credit losses impairment release	0
Currency translation and other movements	(1)
Charge to income statement	27
Release to income statement	(26)
Provisions utilised	(9)
Balance at end of the period	145
Financial commitments and guarantees
Provisions for liabilities and charges
Balance at beginning of the period	87
Expected credit losses impairment release	(2)
Currency translation and other movements	0
Charge to income statement	0
Release to income statement	0
Provisions utilised	0
Balance at end of the period	85
Other
Provisions for liabilities and charges
Balance at beginning of the period	226
Expected credit losses impairment release	0
Currency translation and other movements	(7)
Charge to income statement	60
Release to income statement	(13)
Provisions utilised	(70)
Balance at end of the period	£ 196